Pay vs Performance Disclosure	12 Months Ended
	Apr. 30, 2023 USD ($)	Apr. 30, 2022 USD ($)	Apr. 30, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pursuant to Section 953(a) of the Dodd-Frank Act, and Item 402(v) of Regulation S-K (the “PvP Rules”), we are providing the following: (1) tabular compensation and performance disclosure for our fiscal years 2021, 2022, and 2023; (2) a list of three performance measures that we consider to be our most important measures used to align compensation actually paid (as calculated per SEC Item 402(v) of Regulation S-K, “compensation actually paid”) in 2023 to the named executive officers (as used in this Pay Versus Performance Section, the “NEOs”) to Company performance; and (3) additional disclosure regarding the relationship between the “compensation actually paid” set forth in the Pay Versus Performance Table and each of the performance metrics set forth in the Pay Versus Performance Table and between the Company’s total shareholder return (“TSR”) and the TSR Peer Group (as set forth in the table below), in each case over fiscal years 2021-2023. For further information concerning our pay-for-performance philosophy and how we align executive compensation with our performance, see “Executive Compensation—Compensation Discussion and Analysis” in this proxy statement and in our proxy statements filed for fiscal years 2021 and 2022.

In the below pay versus performance table, we provide information about compensation of our NEOs for each of the last three fiscal years (the “Covered Years”). Additionally, we provide information about the results for certain financial performance measures during the Covered Years. Although the PVP Rules require us to disclose “compensation actually paid,” these amounts do not necessarily reflect compensation that our NEOs actually earned in the Covered Years. Instead, “compensation actually paid” reflects a calculation computed in accordance with the PVP Rules, including adjusted values for unvested and vested equity awards during the Covered Years based on either year-end or vesting date stock prices and various accounting valuation assumptions. “Compensation actually paid” generally fluctuates due to stock price performance.

Pay Versus Performance
							Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Summary Compensation Table Total to Former PEO	Compensation Actually Paid to Former PEO	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid for Non-PEO NEOs	Elastic Total Shareholder Return	Peer Group Total Shareholder Return	Net Income	Total Revenue
(1)	(2)	(3)	(2)	(3)	(2)	(4)	(5)	(6)		(7)
2023	$13,740,871	$9,400,758	$0	$0	$7,962,040	$5,196,020	$89	$170	($236,161,000)	$1,068,989,000
2022	$17,888,070	$12,888,629	$7,883,912	$1,805,028	$4,869,634	($156,939)	$119	$157	($203,848,000)	$862,374,000
2021	$0	$0	$10,565,607	$14,780,038	$6,642,551	$13,659,402	$188	$154	($129,434,000)	$608,489,000

Company Selected Measure Name	revenue
Named Executive Officers, Footnote	(1)Mr. Kulkarni served as our Principal Executive Officer (our “PEO”) for the entirety of fiscal year 2023 and from January 11, 2022 to the end of fiscal year 2022 on April 30, 2022. Mr. Banon (our “Former PEO”) served as the PEO for the entirety of fiscal year 2021 and during fiscal year 2022 from May 1, 2021 to January 11, 2022. Mr. Kulkarni served as a non-PEO NEO (“Reported NEO”) during fiscal year 2021 and during fiscal year 2022 until his appointment to PEO on January 11, 2022. Mr. Banon served as a Reported NEO during fiscal 2022 from January 11, 2022 until the end of fiscal 2022 on April 30, 2022 and during the entirety of fiscal year 2023. For the purposes of this Pay Versus Performance disclosure, both our PEO and Former PEO are included solely as PEOs in fiscal 2022.

Our Reported NEOs for the indicated fiscal years were as follows:
2023: Mr. Banon, Mr. Moorjani, Ms. Herzog, and Mr. Exner
2022: Mr. Moorjani, Paul Appleby, and W.H. Baird Garrett
	2021: Mr. Kulkarni, Mr. Moorjani, Mr. Appleby, and Mr. Garrett
Peer Group Issuers, Footnote	The TSR Peer Group is the S&P 500 Information Technology Index. This calculation assumes that $100 was invested in this index on April 30th, 2020 (aligned with the period used in footnote (5) above).
PEO Total Compensation Amount	$ 7,962,040	$ 4,869,634	$ 6,642,551
PEO Actually Paid Compensation Amount	$ 5,196,020	(156,939)	13,659,402
Adjustment To PEO Compensation, Footnote	Amounts reported in these columns represent the compensation actually paid to (i) our PEO and (ii) our Former PEO for the indicated fiscal year, as calculated pursuant to PVP Rules based on their total compensation reported in the Summary Compensation Table for the indicated fiscal year and adjusted as shown in the tables below:

PEO A. Kulkarni
+/-		2022	2023
	Summary Compensation Table - Total Compensation	$17,888,070	$13,740,871
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	$(16,961,026)	$(12,599,999)
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$14,901,807	$12,486,454
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	$(2,813,346)	$(4,358,806)
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$694,968	$872,545
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(821,844)	$(740,308)
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$—
=	Compensation Actually Paid	$12,888,629	$9,400,758

Former PEO S. Banon
+/-		2021	2022
	Summary Compensation Table - Total Compensation	$10,565,607	$7,883,912
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	$(9,820,196)	$(7,130,926)
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$3,800,374	$1,895,048
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	$—	$(1,051,107)
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$125,835
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$10,234,252	$82,265
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$—
=	Compensation Actually Paid	$14,780,038	$1,805,028
Equity Award values are calculated in accordance with FASB ASC Topic 718, and the valuation methodology used to calculate fair values did not materially differ from those disclosed at the time of grant.

Non-PEO NEO Average Total Compensation Amount	$ 7,962,040	4,869,634	6,642,551
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,196,020	(156,939)	13,659,402
Adjustment to Non-PEO NEO Compensation Footnote	Amounts reported in this column represent the compensation actually paid to the Reported NEOs in the indicated fiscal year, as calculated pursuant to the PVP Rules based on the average total compensation for such NEOs reported in the Summary Compensation Table for the indicated fiscal year and adjusted as shown in the table below:

Reported NEO Average
+/-		2021	2022	2023
	Summary Compensation Table - Total Compensation	$6,642,551	$4,869,634	$7,962,040
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	$(6,050,981)	$(4,259,074)	$(7,291,148)
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	$5,971,413	$2,950,323	$5,188,077
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	$3,522,030	$(2,454,512)	$(1,060,359)
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	$53,999	$133,070	$615,935
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$3,520,390	$944,984	$(218,524)
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$(2,341,364)	$—
=	Compensation Actually Paid	$13,659,402	$(156,939)	$5,196,020
See footnote (1) for the Reported NEOs included in the average for each indicated fiscal year. For the avoidance of doubt, Mr. Kulkarni is included as a Reported NEO for only fiscal year 2021, while Mr. Banon is included as a Reported NEO for only fiscal year 2023.

Equity Award values are calculated in accordance with FASB ASC Topic 718, and the valuation methodology used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid vs. Total Shareholder Return	“Compensation actually paid” for the PEO was directionally aligned with our TSR over the reported period. While the trend in NEO “compensation actually paid” was similarly aligned with our TSR, there was greater variance in average NEO “compensation actually paid” given the change in composition of the NEOs and the cancellation of forfeited equity awards for departing NEOs in fiscal year 2022. Over the reported period, our cumulative TSR was lower than that of the reported peer group.
Compensation Actually Paid vs. Net Income	There is a limited relationship between net income and total revenue and our PEO and NEO “compensation actually paid.” This is primarily because “compensation actually paid” is principally driven by annual fluctuations in our stock price, with additional variance in average NEO “compensation actually paid” due to the changes in NEOs from year to year. In addition, for the periods reported in the table, we did not use net income as a measure of our performance in any of our executive compensation plans. While total revenue is a key performance metric in our bonus plan, the variation in our stock price and the changes in the NEOs have such a great impact on the calculation of “compensation actually paid” that changes in bonus payouts based on our achievement of our total revenue goals are not discernible as calculated pursuant to the PVP Rules.
Compensation Actually Paid vs. Company Selected Measure	There is a limited relationship between net income and total revenue and our PEO and NEO “compensation actually paid.” This is primarily because “compensation actually paid” is principally driven by annual fluctuations in our stock price, with additional variance in average NEO “compensation actually paid” due to the changes in NEOs from year to year. In addition, for the periods reported in the table, we did not use net income as a measure of our performance in any of our executive compensation plans. While total revenue is a key performance metric in our bonus plan, the variation in our stock price and the changes in the NEOs have such a great impact on the calculation of “compensation actually paid” that changes in bonus payouts based on our achievement of our total revenue goals are not discernible as calculated pursuant to the PVP Rules.
Tabular List, Table
Tabular List of Financial Performance Measures
The following is a list of financial performance measures that in our assessment represent the most important financial performance measures we used to link “compensation actually paid” to our NEOs for fiscal 2023. These measures were either used to determine payouts under our Fiscal 2023 Bonus Plan or will be tied to the potential future vesting of the PSUs to be granted to our NEOs in 2024 (or both) as discussed further in the section titled “Execution Compensation—Compensation Discussion and Analysis;

•cloud revenue;
•total revenue; and
•non-GAAP operating margin.

Total Shareholder Return Amount	$ 89	119	188
Peer Group Total Shareholder Return Amount	170	157	154
Net Income (Loss)	$ (236,161,000)	$ (203,848,000)	$ (129,434,000)
Company Selected Measure Amount	1,068,989,000	862,374,000	608,489,000
Additional 402(v) Disclosure	Amounts reported in these columns represent (i) the total compensation reported in the Summary Compensation Table for the indicated fiscal year in the case of our PEO, (ii) the total compensation reported in the Summary Compensation Table for the indicated fiscal year in the case of our Former PEO, and (iii) the average of the total compensation reported in the Summary Compensation Table for the Reported NEOs for the indicated fiscal year.Pursuant to the PVP Rules, the comparison assumes $100 was invested in our common stock on April 30th, 2020, using the closing stock price on that date. Historic stock price performance is not necessarily indicative of future stock price performance.
Measure:: 1
Pay vs Performance Disclosure
Name	cloud revenue
Measure:: 2
Pay vs Performance Disclosure
Name	total revenue
Non-GAAP Measure Description	Our total revenue is a key driver of our performance and stockholder value creation. Total revenue will be the sole performance metric used in our inaugural performance share unit awards in fiscal year 2024, and had a 30% weighting among the performance measures used to determine annual bonuses under the Fiscal Year 2023 Bonus Plan.
Measure:: 3
Pay vs Performance Disclosure
Name	non-GAAP operating margin
Ashutosh Kulkarni [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 13,740,871	$ 17,888,070	$ 0
PEO Actually Paid Compensation Amount	$ 9,400,758	$ 12,888,629	0
PEO Name	Mr. Kulkarni	Mr. Kulkarni
Shay Banon [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	$ 7,883,912	10,565,607
PEO Actually Paid Compensation Amount	0	$ 1,805,028	$ 14,780,038
PEO Name		Mr. Banon	Mr. Banon
PEO | Ashutosh Kulkarni [Member] | Stock and Option Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,599,999)	$ (16,961,026)
PEO | Ashutosh Kulkarni [Member] | Stock and Option Awards Granted During Year and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,486,454	14,901,807
PEO | Ashutosh Kulkarni [Member] | Stock and Option Awards in Prior Years Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,358,806)	(2,813,346)
PEO | Ashutosh Kulkarni [Member] | Stock and Option Awards Granted During Year Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	872,545	694,968
PEO | Ashutosh Kulkarni [Member] | Stock and Option Awards Granted in Prior Years Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(740,308)	(821,844)
PEO | Ashutosh Kulkarni [Member] | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Shay Banon [Member] | Stock and Option Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(7,130,926)	$ (9,820,196)
PEO | Shay Banon [Member] | Stock and Option Awards Granted During Year and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,895,048	3,800,374
PEO | Shay Banon [Member] | Stock and Option Awards in Prior Years Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,051,107)	0
PEO | Shay Banon [Member] | Stock and Option Awards Granted During Year Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		125,835	0
PEO | Shay Banon [Member] | Stock and Option Awards Granted in Prior Years Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		82,265	10,234,252
PEO | Shay Banon [Member] | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0
Non-PEO NEO | Stock and Option Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,291,148)	(4,259,074)	(6,050,981)
Non-PEO NEO | Stock and Option Awards Granted During Year and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,188,077	2,950,323	5,971,413
Non-PEO NEO | Stock and Option Awards in Prior Years Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,060,359)	(2,454,512)	3,522,030
Non-PEO NEO | Stock and Option Awards Granted During Year Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	615,935	133,070	53,999
Non-PEO NEO | Stock and Option Awards Granted in Prior Years Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(218,524)	944,984	3,520,390
Non-PEO NEO | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (2,341,364)	$ 0